FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets measured at fair value through profit or loss
Derivative instruments	$ 22,422	$ 39,117
Marketable securities	4,027	7,432	$ 236,281	$ 2,435
Financial assets not measured at fair value
Cash and cash equivalents	413,532	308,322	$ 254,525	$ 113,073
Trade and other receivables	128,943	124,647
Financial liabilities not measured at fair value
Trade and other payables	98,812	98,232
Total debt	3,744,388	3,456,463
U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	3,754,033	3,291,790
U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	0	175,000
Carrying Value
Financial liabilities not measured at fair value
Trade and other payables	98,812	98,232
Carrying Value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	3,744,388	3,279,626
Carrying Value | U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt		176,837
Carrying Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	98,812	98,232
Carrying Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	3,744,388	3,279,626
Carrying Value | Financial liabilities not measured at fair value | U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	0	176,837
Carrying Value | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments	24,419	39,117
Marketable securities	4,027	7,432
Carrying Value | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	413,532	308,322
Trade and other receivables	128,943	124,647
Fair Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	98,812	98,232
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt
Financial liabilities not measured at fair value
Total debt	3,792,576	3,322,347
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt | Level 1
Financial liabilities not measured at fair value
Total debt	0	0
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt | Level 2
Financial liabilities not measured at fair value
Total debt	3,792,576	3,322,347
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated floating rate debt | Level 3
Financial liabilities not measured at fair value
Total debt	0	0
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated fixed rate debt
Financial liabilities not measured at fair value
Total debt	0	184,462
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated fixed rate debt | Level 1
Financial liabilities not measured at fair value
Total debt		0
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated fixed rate debt | Level 2
Financial liabilities not measured at fair value
Total debt		0
Fair Value | Financial liabilities not measured at fair value | U.S. dollar denominated fixed rate debt | Level 3
Financial liabilities not measured at fair value
Total debt		184,462
Fair Value | Financial assets measured at fair value through profit or loss
Financial assets measured at fair value through profit or loss
Derivative instruments	24,419	39,117
Marketable securities	4,027	7,432
Fair Value | Financial assets measured at fair value through profit or loss | Level 1
Financial assets measured at fair value through profit or loss
Derivative instruments	0	0
Marketable securities	4,027	7,432
Fair Value | Financial assets measured at fair value through profit or loss | Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments	24,419	39,117
Marketable securities	0	0
Fair Value | Financial assets measured at fair value through profit or loss | Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments	0	0
Marketable securities	0	0
Fair Value | Financial assets not measured at fair value
Financial assets not measured at fair value
Cash and cash equivalents	413,532	308,322
Trade and other receivables	$ 128,943	$ 124,647